Other disclosures - Risk Management and Principal Risks - Measurement uncertainty, narrative (Details) £ in Billions	12 Months Ended
	Dec. 31, 2021 GBP (£) economicVariable economic_scenario	Dec. 31, 2020 GBP (£)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of economic scenarios, percentage	100.00%
Covid-19 related adjustments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets | £	£ 1.7	£ 2.1
Covid-19 related adjustments | Customers
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets | £	£ 1.5	1.7
Credit derivatives
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of economic scenarios | economic_scenario	5
Number of economic variables | economicVariable	8
Stress horizon period, ECL	5 years
Term at which scenario converges to steady state	8 years
Credit derivatives | Downside scenario
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of economic scenarios | economic_scenario	2
Credit derivatives | Upside scenario
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of economic scenarios | economic_scenario	2
Baseline | UK | Later than one month and not later than three months | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Unemployment rate	5.00%
Downside 2 | UK | Not more than one year | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Bank rate	4.00%
Downside 2 | UK | Over six months but not more than nine months | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Unemployment rate	9.20%
Downside 2 | US | Not more than one year | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Federal Funds Purchased, Average Rate Paid	3.50%
Downside 2 | US | Over six months but not more than nine months | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Unemployment rate	9.50%
Model uncertainty risk | Covid-19 related adjustments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets | £	£ 0.2	£ 0.4